Expense Example, No Redemption - Class ACS - DWS California Tax-Free Income Fund	Dec. 01, 2020 USD ($)
Class A
Expense Example, No Redemption:
1 Year	$ 353
3 Years	537
5 Years	736
10 Years	1,311
Class C
Expense Example, No Redemption:
1 Year	157
3 Years	508
5 Years	882
10 Years	1,935
INST Class
Expense Example, No Redemption:
1 Year	55
3 Years	201
5 Years	360
10 Years	822
Class S
Expense Example, No Redemption:
1 Year	55
3 Years	214
5 Years	387
10 Years	$ 889